Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows as of December 31:

	2018	2017
Noncurrent:
Deferred tax assets:
Tax loss	$1,776,000	$1,250,100
Valuation allowance	(1,776,000)	(1,250,100)

Total deferred tax assets, noncurrent	$-	$-

Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax

	2018	2017

Anticipated income tax benefit at statutory rate	$(3,331,900)	(92,200)
State income tax expense, net of federal tax effect	(317,300)	(5,400)
Non-deductible expenses	3,124,600	99,300
Increase/(decrease) in valuation allowance	525,900	(691,400)
Change in federal tax rate	-	707,300
Change in state tax rate	-	(17,400)
Other	(1,300)	(200)

Income tax benefit	$-	$-